                                   MORGAN STANLEY
                         GLOBAL OPPORTUNITY BOND FUND, INC.
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs               William G. Morton, Jr.
CHAIRMAN OF THE BOARD         DIRECTOR
OF DIRECTORS

Michael F. Klein              Stefanie V. Chang
PRESIDENT AND DIRECTOR        VICE PRESIDENT

Peter J. Chase                Harold J. Schaaff, Jr.
DIRECTOR                      VICE PRESIDENT

John W. Croghan               Joseph P. Stadler
DIRECTOR                      VICE PRESIDENT

David B. Gill                 Valerie Y. Lewis
DIRECTOR                      SECRETARY

Graham E. Jones               Joanna M. Haigney
DIRECTOR                      TREASURER

John A. Levin                 Belinda A. Brady
DIRECTOR                      ASSISTANT TREASURER
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

--------------------------------------------------------------------------------
                                   MORGAN STANLEY
                                 GLOBAL OPPORTUNITY
                                  BOND FUND, INC.
-------------------------------------------------------------------------------



                                FIRST QUARTER REPORT
                                   MARCH 31, 1998
                        MORGAN STANLEY ASSET MANAGEMENT INC.
                                 INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
-----------
For the three months ended March 31, 1998, the Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 5.68% compared to 4.06% for the Fund's benchmark (described below). For the one year ended March 31, 1998, the Fund had a total return, based on net asset value per share, of 20.45% compared with 15.53% for the benchmark. For the period since the Fund's commencement of operations on May 27, 1994 through March 31, 1998, the Fund's total return, based on net asset value per share, was 83.66% compared with 69.10% for the benchmark. The Fund uses as its benchmark, for the purpose of comparing its performance, a composite comprised of 25% of the JP Morgan Latin Euro Bond Index, 25% of the JP Morgan Emerging Markets Bond Plus Index, and 50% of the CS First Boston High Yield Index. Prior to 1997, the Fund used a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Plus Index and 50% of the CS First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. At March 31, 1998 the Fund's investment in debt instruments was comprised of 73.1% of emerging markets debt securities and 26.9% U.S. high yield securities.

During the first quarter of 1998, the Portfolio's outperformance was primarily due to strong results in emerging market debt and non-U.S. corporates, led by Korea as well as continued superior performance in the communications sector.

The international backdrop for emerging market debt improved during the first quarter. Stabilization occurred as the South Koreans agreed on a bank debt rescheduling and other emerging countries accelerated much needed structural reforms to avoid the "Asian Flu".

During the quarter we reduced the Fund's exposure to Russia as President Yeltsin's decision to sack his cabinet increased political uncertainty. We increased the portfolio's exposure to Brazil, which should benefit from privatization and direct investment flows.

The emerging market's strong performance year-to-date is a cause for some concern as we believe that investors may be overly optimistic in their analysis of the rebound in the Asian economies. Continued economic weakness in Japan, combined with lower commodity prices and a heavy election may limit spread tightening.

In the U.S. high yield portion of the Fund's portfolio there were no significant changes in sector weightings. We continue to see value in the communication industry as well as selected non-U.S. issuers. We believe the U.S. economic and financial environment continues to be favorable for the credit quality of high-yield issuers. Yield spreads remain historically narrow, and we continue to emphasize above-average credit quality in the portfolio. Additionally, we intend to maintain interest rate sensitivity which is no longer than that of the benchmark.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

/s/ Robert E. Angevine

Robert E. Angevine
PORTFOLIO MANAGER

/s/ Paul Ghaffari

Paul Ghaffari
PORTFOLIO MANAGER

April 1998

Morgan Stanley Global Opportunity Bond Fund, Inc.
Investment Summary as of March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------



HISTORICAL                                                            TOTAL RETURN (%)
INFORMATION                               -----------------------------------------------------------------------
                                            MARKET VALUE (1)       NET ASSET VALUE (2)           INDEX (3)
                                          ---------------------    --------------------     ---------------------
                                                        AVERAGE                 AVERAGE                   AVERAGE
                                          CUMULATIVE    ANNUAL     CUMULATIVE   ANNUAL      CUMULATIVE    ANNUAL
                                          ----------    ------     ----------   -------     ----------    -------
          FISCAL YEAR TO DATE               5.59%         --          5.68%        --         4.06%          --
          ONE YEAR                         16.29       16.28%        20.45      20.45%       15.53        15.53%
          SINCE INCEPTION*                 75.29       15.71         83.66      17.12        69.10        14.64

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[GRAPH]



                                                       YEARS ENDED DECEMBER 31:                 THREE MONTHS
                                                                                                   ENDED
                                                                                                  MARCH 31,
                                        1994*          1995           1996            1997          1998
                                       ------         ------         ------         ------      ------------
Net Asset Value per Share. . . . .     $12.25         $12.99         $14.86         $13.74         $14.21
Market Value per Share . . . . . .     $12.50         $12.50         $14.63         $13.13         $13.56
Premium/(Discount) . . . . . . . .        2.0%          -3.8%          -1.5%          -4.4%          -4.6%
Income Dividends . . . . . . . . .     $ 0.91         $ 1.59         $ 1.49         $ 1.30         $ 0.30
Capital Gains Distributions. . . .         --             --         $ 0.50         $ 2.30             --
Fund Total Return (2). . . . . . .      -6.42%         20.34%         31.45%         17.38%          5.68%
Index Total Return (3) . . . . . .      -0.46%         22.37%         25.36%         12.56%          4.06%



(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Global Opportunity Blended Composite is comprised of 25% of the JP Morgan Latin Euro Bond Index, 25% of the JP Morgan Emerging Markets Bond Plus Index, and 50% of the CS First Boston High Yield Index. Prior to 1997, the Fund used a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Plus Index and 50% of the CS First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of March 31, 1998, the Fund's investment in debt instruments was comprised of 73.1% emerging markets debt securities and 26.9% U.S. high yield securities.

*    The Fund commenced operations on May 27, 1994.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio Summary as of March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                       [CHART]

          Debt Securities                          95.2%
          Equity Securities                         0.5%
          Short-Term Investments                    4.3%

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                                       [CHART]

          Argentina                                 (11.6%)
          Brazil                                    (23.2%)
          Indonesia                                  (4.1%)
          Korea                                      (2.3%)
          Mexico                                     (8.5%)
          Other                                     (-1.0%)
          Philippines                                (1.6%)
          Russia                                    (13.1%)
          Turkey                                     (3.9%)
          United States                             (27.5%)
          Venezuela                                  (5.2%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                                                     PERCENT OF
                                                                     NET ASSETS
                                                                     ----------
1.   Federative Republic of Brazil 'C' Bond PIK
       8.00% 4/15/14                                                      9.8%
2.   Russia Principal Note, PIK 3.249%, 12/15/20                          5.7
3.   Federative Republic of Brazil Global Bond
       10.125%, 5/15/27                                                   4.8
4.   Federative Republic of Brazil 'EL-L' Bond
       6.688%, 4/15/06                                                    4.4
5.   Salomon Brothers Federative Republic of Brazil
       Credit Linked Enhanced Note 9.00%, 1/15/99                         4.1
6.   Ministry of Finance, Series IV
       3.00%, 5/14/03 (Russia)                                            3.3
7.   Republic of Argentina Global Bond
       11.375%, 1/30/17                                                   3.1
8.   United Mexican States 11.50%, 5/15/26                                2.9
9.   Republic of Venezuela Debt Conversion Bond
       'DL' 6.813%, 12/18/07                                              2.6
10.  CIA International Telecom 144A 10.375%,
       8/1/04 (Argentina)                                                 2.3
                                                                         ----
                                                                         43.0%
                                                                         ----
                                                                         ----

INVESTMENTS (UNAUDITED)
--------
MARCH 31, 1998




                                                       FACE
                                                     AMOUNT             VALUE
                                                      (000)             (000)
------------------------------------------------------------------------------
DEBT INSTRUMENTS (98.7%)
------------------------------------------------------------------------------
ARGENTINA (11.6%)
BONDS (11.6%)
  Acindar Industries
     11.656%, 11/12/98                     U.S.$        600     U.S.$     609
  CIA International Telecom
     10.375%, 8/1/04                       ARP        1,500             1,376
  Republic of Argentina
     6.625%, 3/31/05                       U.S.$        998               921
  Republic of Argentina
     11.75%, 2/12/07                       ARP          550               573
  Republic of Argentina
     Global Bond
     11.375%, 1/30/17                      U.S.$      1,600             1,812
     9.75%, 9/19/27                                   1,200             1,190
  Republic of Argentina Par
     Bond 'L-GP'
     5.75%, 3/31/23                                     550               422
                                                                 -------------
                                                                        6,903
                                                                 -------------
------------------------------------------------------------------------------
BRAZIL (19.1%)
BONDS (19.1%)
  Federative Republic of Brazil
     'C' Bond PIK
     8.00%, 4/15/14                                   6,876             5,789
  Federative Republic of Brazil
     'EI-L' Bond
     6.688%, 4/15/06                                  2,891             2,611
  Federative Republic of Brazil
     Global Bond
     10.125%, 5/15/27                                 2,860             2,845
  Globopar
     10.50%, 12/20/06                                    80                81
                                                                 -------------
                                                                       11,326
                                                                 -------------

------------------------------------------------------------------------------
BULGARIA (1.3%)
BONDS (1.3%)
  Republic of Bulgaria Front
     Loaded Interest
     Reduction Bond
     2.25%, 7/28/12                                     450               301
  Republic of Bulgaria Past
     Due Interest Bond
     6.563%, 7/28/11                                    600               470
                                                                 -------------
                                                                          771
                                                                 -------------

------------------------------------------------------------------------------
ECUADOR (1.4%)
BONDS (1.4%)
  Conecel
     14.00%, 5/1/02                                     500               525
  The Republic of Ecuador Par Bond
     3.50%, 2/28/25                                     600               330
                                                                 -------------
                                                                          855
                                                                 -------------

------------------------------------------------------------------------------
INDONESIA (4.1%)
BONDS (4.1%)
  APP International Finance
     8.867%, 9/15/99                       U.S.$        400     U.S.$     340
     10.25%, 10/1/00                                    300               287
  Hermes Europe Railtel, B.V.
     11.50%, 8/15/07                                    140               158
  Indah Kiat International
     Finance Global Bond 'A'
     11.375%, 6/15/99                                   300               282
  Pindo Deli Finance (Mauritius )
     10.75%, 10/1/07                                    400               331
  Tjiwi Kimia International
     Global Bond
     13.25%, 8/1/01                                   1,100             1,010
                                                                 -------------
                                                                        2,408
                                                                 -------------
------------------------------------------------------------------------------
IVORY COAST (0.8%)
BONDS (0.8%)
  Republic of Ivory Coast
     Front Loaded Interest
     Reduction Bond
     2.00%, 3/29/18                        FRF        4,440               269
  Republic of Ivory Coast Past
     Due Interest Bond
     1.90%, 3/29/18                                   2,945               207
                                                                 -------------
                                                                          476
                                                                 -------------
------------------------------------------------------------------------------
JAMAICA (1.6%)
BONDS (1.6%)
  Mechala Group Jamaica, LTD. 'B'
     12.75%, 12/30/99                      U.S.$      1,000               930
                                                                 -------------
------------------------------------------------------------------------------
KOREA (2.3%)
BONDS (2.3%)
  Export-Import Bank of Korea
     6.50%, 10/6/99                                   1,400             1,347
                                                                 -------------
------------------------------------------------------------------------------
MEXICO (8.5%)
BONDS (8.5%)
  Empresas ICA Sociedad
     Controladora
     11.875%, 5/30/01                                 1,000             1,085
  Innova
     12.875%, 4/1/07                                    350               374
  National Financiera
     17.00%, 2/26/99                       ZAR        4,000               798
  United Mexican States
     11.50%, 5/15/26                       U.S.$      1,400             1,706
  United Mexican States
     Discount Bond
     6.617%, 12/31/19                                   250               236
  United Mexican States
     Discount Bond 'D'
     6.75%, 12/31/19                                    300               283



                                                       FACE
                                                     AMOUNT             VALUE
                                                      (000)             (000)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
MEXICO (CONTINUED)
  United Mexican States
     Global Bond
     9.875%, 1/15/07                       U.S.$        200     U.S.$     216
     11.375%, 9/15/16                                   300               353
                                                                 -------------
                                                                        5,051
                                                                 -------------

------------------------------------------------------------------------------
NIGERIA (0.6%)
BONDS (0.6%)
  Central Bank of Nigeria Par Bond
     6.25%, 11/15/20                                    500               366
                                                                 -------------
------------------------------------------------------------------------------
PERU (0.8%)
BONDS (0.8%)
  Republic of Peru Front Loaded
     Interest Reduction Bond
     3.25%, 3/7/17                                      700               441
                                                                 -------------
------------------------------------------------------------------------------
PHILIPPINES (0.4%)
BONDS (0.4%)
  Bangko Sentral Pilipinas
     8.60%, 6/15/27                                     250               228
                                                                 -------------
------------------------------------------------------------------------------
RUSSIA (13.1%)
BONDS (4.8%)
  Ministry of Finance, Series IV
     3.00%, 5/14/03                                   2,850             1,982
  Ministry of Finance
     10.00%, 6/26/07                                    450               431
  Unexim International Finance
     9.875%, 8/1/00                                     500               465
                                                                 -------------
                                                                        2,878
                                                                 -------------
NOTES (8.3%)
  Russia Interest Arrears Notes
     6.719%, 12/15/15                                 2,165             1,538
  Russia Principal Note, PIK
     3.249%, 12/15/20                                 5,300             3,376
                                                                 -------------
                                                                        4,914
                                                                 -------------
                                                                        7,792
                                                                 -------------
------------------------------------------------------------------------------
TURKEY (1.4%)
BONDS (1.4%)
  Pera Financial Services
     9.375%, 10/15/02                                   900               849
                                                                 -------------
------------------------------------------------------------------------------
UNITED STATES (26.5%)
ASSET - BACKED SECURITIES (2.4%)
  Aircraft Lease Portfolio
     Securitization LTD.
     1996-1 P1D 12.75%, 6/15/06                         374               375
  CFS 1997-5 'A1'
     7.72%, 6/15/05                                     266               267
  DR Securitized Lease Trust
     1994-K1 A1 7.60%, 8/15/07                          443               436
     1993-K1 A1 6.66%, 8/15/10                          153               142

  First Home Mortgage Acceptance
     Corp., 1996-B, Class C
     7.929%, 11/1/18                       U.S.$        243     U.S.$     217
                                                                 -------------
                                                                        1,437
                                                                 -------------
BONDS (23.6%)
  Advanced Micro Devices, Inc.
     11.00%, 8/1/03                                     495               530
  AES Corp.
     8.50%, 11/1/07                                     165               171
  American Mobile Satellite Corp.
     12.25%, 4/1/08                                      -@               135
  American Standard Companies Inc.
     7.375%, 2/1/08                                     195               192
  Ameriserve Food Co.
     8.875%, 10/15/06                                   200               206
     10.125%, 7/15/07                                    85                91
  Brooks Fiber Properties
     0.00%, 3/1/06                                      200               174
  CA FM Lease Trust
     8.50%, 7/15/17                                     243               254
  Columbia/HCA Healthcare
     6.91%, 6/15/05                                     450               423
     7.00%, 7/1/07                                       90                84
  Comcast Cellular Holdings 'B'
     9.50%, 5/1/07                                      265               281
  Criimi Mae Inc.
     9.125%, 12/1/02                                    200               202
  CSC Holdings Inc.
     7.875%, 12/15/07                                   100               103
     9.875%, 5/15/06                                    205               224
  EES Coke Battery Co., Inc.
     9.382%, 4/15/07                                    100               104
  Fox/Liberty Networks LLC
     0.00%, 8/15/07                                     410               279
     8.875%, 8/15/07                                     80                83
  Fresenius Medical Care AG
     7.875%, 2/1/08                                      85                85
  Globalstar LP
     11.375%, 2/15/04                                   165               173
  Grand Casinos
     10.125%, 12/1/03                                   400               436
  HMC Acquisition Properties
     9.00%, 12/15/07                                    350               372
  IBJ Preferred Capital Company
     8.79%, 12/29/49                                    105               101
  Integrated Health Services
     9.50%, 9/15/07                                     500               531
  Intermedia Communications
     0.00%, 7/15/07                                     295               222
  ISP Holdings, Inc. 'B'
     9.00%, 10/15/03                                    295               310
  IXC Communications, Inc.
     12.50%, 10/1/05                                    175               208
  IXC Communications, Inc. 'B'
     Pik 0.00%, 1/1/01                                   -@                 5
  Jet Equipment Trust
     'C1'  11.79%, 6/15/13                              175               236


                                                       FACE
                                                     AMOUNT             VALUE
                                                      (000)             (000)
------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
  K Mart Funding Corp. 'F'
     8.80%, 7/1/10                         U.S.$        100     U.S.$     103
  Lenfest Communications
     8.375%, 11/1/05                                    335               349
  Magellan Health Services
     9.00%, 2/15/08                                      95                96
  Midland Funding Corp. I 'C-94'
     10.33%, 7/23/02                                    156               170
  Midland Funding Corp. II 'A'
     11.75%, 7/23/05                                     80                95
  Navistar Financial Corp. 'B'
     9.00%, 6/1/02                                       65                68
 (a)Nextel Communications, Inc.
     0.00%, 8/15/04                                     635               611
  Nextlink Communications
     9.45%, 4/15/08                                     185               117
  Norcal Waste Systems Inc.
     13.50%, 11/15/05                                   250               290
  NSM Steel LTD.
     12.25%, 2/1/08                                     150               144
  Nuevo Energy Co.
     9.50%, 4/15/06                                     240               256
  Outdoor Systems Inc.
     8.875%, 6/15/07                                    410               431
  Pharmerica, Inc.
     8.375%, 4/1/08                                      80                80
  Qwest Communications International
     10.875%, 4/1/07                                    135               157
  RCN Corp.
     0.00%, 10/15/07                                    300               201
  Revlon Worldwide Corp.
     8.125%, 2/2/06                                     165               167
  Rogers Cablesystems 'B'
     10.00%, 3/15/05                                    425               476
  Rogers Communications, Inc.
     9.125%, 1/15/06                                     90                92
  RSL Communications, Ltd.
     9.125%, 3/1/08                                     300               303
  SB Treasury Co. LLC
     9.40%, 12/29/49                                    100               103
  SD Warren Co. 'B'
     12.00%, 12/15/04                                   215               240
  Sinclair Broadcast Group
     9.00%, 7/15/07                                     475               495
  Smithfield Foods, Inc.
     7.625%, 2/15/08                                     65                65
  Snyder Oil Corp.
     8.75%, 6/15/07                                     175               180
  Southland Corp.
     5.00%, 12/15/03                                    665               582
  Station Casinos Inc.
     9.75%, 4/15/07                                     270               306
  TCI Satellite Entertainment
     0.00%, 2/15/07                                     245               176
  Teleport Communications
  (a) 0.00%, 7/1/07                                     275               237

  Tenet Healthcare Corp.
     8.625%, 1/15/07                       U.S.$        405     U.S.$     422
  Vencor Inc.
     8.625%, 7/15/07                                    200               225
  WAM!NET, Inc.
     0.00%, 3/1/05                                      200               121
  Western Financial Bank
     8.875%, 8/1/07                                     450               434
                                                                 -------------
                                                                       14,007
                                                                 -------------
COLLATERALIZED MORTGAGE OBLIGATION (0.5%)
  Long Beach Auto 1997-1, 'B'
     14.22%, 10/26/03                                   291               291
                                                                 -------------
                                                                       15,735
                                                                 -------------
------------------------------------------------------------------------------
VENEZUELA (5.2%)
BONDS (5.2%)
  Republic of Venezuela Debt
     Conversion Bond
     9.25%, 9/15/27                                   1,033               941
  Republic of Venezuela Debt
     Conversion Bond 'DL'
     6.813%, 12/18/07                                 1,667             1,518
  Republic of Venezuela
     Global Bond
     9.25%, 9/15/27                                     700               638
                                                                 -------------
                                                                        3,097
                                                                 -------------
------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S. $57,311)                                                  58,575
                                                                 -------------
------------------------------------------------------------------------------
STRUCTURED INVESTMENTS (4.1%)
------------------------------------------------------------------------------
BRAZIL (4.1%)
  Salomon Brothers Federative
     Republic of Brazil Credit
     Linked Enhanced Note
     9.00%, 1/15/99
     (Cost U.S. $2,500)                               2,500             2,435
                                                                 -------------
------------------------------------------------------------------------------
                                                    NO. OF
                                                   WARRANTS
------------------------------------------------------------------------------
WARRANTS (0.0%)
------------------------------------------------------------------------------
NIGERIA (0.0%)
  Central Bank of Nigeria,
     Expiring 11/15/20
     (Cost U.S. $0)                                     250                -@
                                                                 -------------
------------------------------------------------------------------------------
                                                     SHARES
------------------------------------------------------------------------------
PREFERRED STOCK (0.5%)
------------------------------------------------------------------------------
UNITED STATES (0.5%)
  Time Warner, Inc. Series 'M' 10.25%
  (Cost U.S.$311)                                       280               314
                                                                 -------------
------------------------------------------------------------------------------


                                                       FACE
                                                     AMOUNT             VALUE
                                                      (000)             (000)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.2%)
------------------------------------------------------------------------------
PHILIPPINES (1.2%)
BONDS
  ING Bank ,
     Zero Coupon, 8/14/98                  U.S.$        700     U.S.$     719
                                                                 -------------
------------------------------------------------------------------------------
TURKEY (2.5%)
BILLS
  Turkey Treasury Bill,
     Zero Coupon, 8/19/98                  TRL  263,900,000               799
     Zero Coupon, 9/2/98                        218,550,000               646
                                                                 -------------
                                                                        1,445
                                                                 -------------
------------------------------------------------------------------------------
UNITED STATES (0.5%)
REPURCHASE AGREEMENT
  Chase Securities, Inc., 5.60%,
     dated 3/31/98, due
     4/1/98, to be repurchased
     at U.S.$306, collateralized
     by U.S.$300, United States
     Treasury Notes, 7.00%, due
     4/15/99, valued at U.S.$314           U.S.$        306               306
                                                                 -------------
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost U.S.$2,501)                                                     2,470
                                                                 -------------
------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.5%)
  French Franc                             FRF        1,433               231
  German Mark                              DEM          106                57
                                                                 -------------
  (Cost U.S. $291)                                                        288
                                                                 -------------
------------------------------------------------------------------------------
TOTAL INVESTMENTS (108.0%)
  (Cost U.S.$62,914)                                                   64,082
                                                                 -------------
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-8.0%)
  Other Assets                             U.S.$      6,781
  Liabilities                                      (11,501)     U.S.$ (4,720)
                                            -----------------    -------------
------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 4,178,082 issued and
     outstanding U.S.$0.01 par value
     shares (100,000,000 shares
     authorized)                                                U.S.$  59,362
                                                                 -------------
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       U.S.$   14.21
                                                                 -------------
------------------------------------------------------------------------------

  (a)- Step Bond-coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 1998. Maturity date disclosed is the ultimate maturity.

    @- Amount is less than U.S.$500.
  PIK- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.


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